Income Taxes	9 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Income Taxes

12. Income Taxes

The Company is subject to income tax in multiple jurisdictions and the use of estimates is required to determine the provision for income taxes. For the years ended December 31, 2009, 2010, and 2011 the Company recorded an income tax provision of $3.2 million, $4.8 million, and $8.8 million, respectively. For the nine months ended September 30, 2011 and 2012 the Company recorded an income tax provision of $7.3 million and $8.0 million, respectively. The income tax provision is based on the estimated annual effective tax rate for the year applied to pre-tax income. The effective income tax rate for the years ended December 31, 2009, 2010, and 2011 was 42.8 percent, 30.3 percent, and 32.8 percent, respectively. The effective income tax rate for the nine months ended September 30, 2011 and 2012 was 33.0 percent and 32.4 percent, respectively.

The provision for income taxes is based on income (loss) before income taxes reported for financial statement purposes. The components of income (loss) before income taxes are as follows:

	Year Ended December 31,
	2009	2010	2011
United States	$8,933	$17,073	$26,699
International	(1,543)	(1,360)	56

Total	$7,390	$15,713	$26,755

Significant components of the provision for income taxes for the following periods are as follows:

	December 31,
	2009	2010	2011
Current:
Federal	$2,379	$3,493	$5,561
State	113	185	291
Foreign	231	528	700
Deferred:
Federal	379	627	2,211
State	30	8	9
Foreign	(987)	(1,227)	(1,018)
Valuation allowance	1,022	1,148	1,029

Total	$3,167	$4,762	$8,782

A reconciliation of the federal statutory income tax rate to the effective tax rate is as follows:

	Year Ended December 31,
	2009	2010	2011
Federal tax statutory rate	34.0%	34.0%	35.0%
State tax (net of federal benefit)	2.1	1.0	0.7
Qualified subsidiary election	0.0	(11.0)	(3.8)
Research and development credit	(2.8)	(0.9)	(0.3)
Valuation allowance against deferred tax assets	13.8	7.3	3.8
Foreign rate differential	(2.9)	(1.7)	(0.7)
Tax reserves	0.0	2.3	0.0
Domestic manufacturing deduction	(2.1)	(1.9)	(1.7)
Provision to return	(0.6)	0.5	(0.1)
Miscellaneous	1.3	0.7	(0.1)

Effective income tax rate	42.8%	30.3%	32.8%

Significant components of deferred tax assets and liabilities are as follows:

	December 31,
	2010	2011
	(in thousands)
Deferred tax assets:
Accrued Expenses	$108	$151
Warrants and stock options	120	353
Intangibles	103	110
Inventories	118	127
Net operating loss	2,241	3,270
Less valuation allowance	(2,241)	(3,270)

Total deferred tax assets	449	741
Deferred tax liabilities:
Depreciation	(1,538)	(4,061)

Total deferred tax liabilities	(1,538)	(4,061)

Net deferred tax liability	$(1,089)	$(3,320)

The Company has recorded no U.S. deferred taxes related to the undistributed earnings of its non-U.S. subsidiaries as of September 30, 2012. Such amounts are intended to be reinvested outside of the United States indefinitely. It is not practicable to estimate the amount of additional tax that might be payable on the foreign earnings. At December 31, 2009, 2010 and 2011, the Company had accumulated undistributed earnings in non-U.S. subsidiaries of $0.7 million, $1.7 million and $3.6 million, respectively.

The valuation allowances established for foreign subsidiaries are due to lack of sufficient positive evidence to realize the deferred tax assets associated with the net operating losses. At December 31, 2009, 2010 and 2011, the Company has operating loss carry forwards of $2.7 million, $5.5 million, and $8.0 million, respectively, which expire at various times beginning in 2013 through 2018. The Company has established a valuation allowance against these net operating loss carry forwards as it does not believe they will be realizable before expiration. Of these net operating loss carry forwards, $2.5 million have been recognized as a benefit in the U.S. based on a qualified subsidiary election.

12. Income Taxes (continued)

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2010	2011
	(in thousands)
Balance at beginning of period	$—	$392
Gross increases for tax positions of current year	392	—
Gross increases for tax positions of prior years	—	10

Balance at period end	$392	$402